Financial Risk Management	12 Months Ended
Dec. 31, 2017
Disclosure of Financial Risk Management Explanatory [Abstract]
Disclosure of financial risk management [text block]
36.	Financial Risk Management

(a)	Risk management framework

The managerial officers of related divisions are appointed to review, control, trace and monitor the strategic risks, financial risks and operational risks faced by the Company. The managerial officers report to executive officers the progress of risk controls from time to time and, if necessary, report to the board of directors, depending on the extent of impact of risks.

(b)	Financial risk information

Hereinafter discloses information about the Company’s exposure to variable risks, and the goals, policies and procedures of the Company’s risk measurement and risk management.

The Company is exposed to the following risks due to usage of financial instruments:

(1)	Credit risk

Credit risk is the risk of financial loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligations. The Company’s exposures to credit risk are mainly from:

(i)	The carrying amount of financial assets recognized in the consolidated statements of financial position.

(ii)	The amount of contingent liabilities as a result from the Company providing financial guarantee to its customers.

The Company’s potential credit risk is derived primarily from cash in bank, cash equivalents and trade receivables. The Company deposits its cash and cash equivalent investments with various reputable financial institutions of high credit quality. The Company also entered into reverse repurchase agreements with securities firms or banks in Taiwan covering government bonds that classified as cash equivalents. There should be no major concerns for the performance capability of trading counterparts. Management performs periodic evaluations of the relative credit standing of these financial institutions and limits the amount of credit exposure with any one institution. Management believes that there is a limited concentration of credit risk in cash and cash equivalent investments.

The majority of the Company’s customers are in high technology industries. Management continuously evaluates and controls the credit quality, credit limit and financial strength of its customers to ensure any overdue receivables are taken necessary procedures. The Company also flexibly makes use of prepayments, accounts receivable factoring and credit insurance as credit enhancement instruments. If necessary, the Company will request collaterals or assurance from its customers in order to reduce the credit risk from particular customers.

Additionally, on the reporting date, the Company reviews the recoverability of its receivables to provide appropriate valuation allowances. Consequently, management believes there is a limited concentration of its credit risk.

For the years ended December 31, 2017 and 2016, the Company’s five largest customers accounted for 39.0% and 36.3%, respectively, of the Company’s consolidated net revenue. There is no other significant concentration of credit risk.

Refer to note 9 for aging analysis of accounts receivable and the movement in the allowance of doubtful accounts receivable.

For credit of guarantee, the Company’s policy is to provide financial guarantees only to wholly-owned subsidiaries.

(2)	Liquidity risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset due to an economic downturn or unbalanced demand and supply resulting in a significant drop in product prices. The Company’s approach to managing liquidity is to ensure, as far as possible, that it always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions.

Liquidity risk of the Company is monitored through its corporate treasury department which tracks the development of the actual cash flow position for the Company and uses input from a number of sources in order to forecast the overall liquidity position both on a short and long term basis. Corporate treasury invests surplus cash in money market deposits with appropriate maturities to ensure sufficient liquidity is available to meet liabilities when due, without incurring unacceptable losses or risking damage to the Company’s reputation.

The following, except for payables (including related parties) and equipment and construction payable, are the contractual maturities of other financial liabilities. The amounts include estimated interest payments (except for short-term borrowings) but exclude the impact of netting agreements.

	Contractual cash flows	2018.1.1~ 2018.12.31	2019.1.1~ 2020.12.31	2021.1.1~ 2022.12.31	2023 and thereafter
	(in thousands)
December 31, 2017
Non-derivative financial liabilities
Short-term borrowings	$3,424,376	3,424,376	-	-	-
Long-term borrowings (including current installments)	119,344,944	10,941,692	68,455,501	33,892,568	6,055,183
Refundable deposits	838,482	33,510	9,902	-	795,070
Derivative financial instruments
Foreign currency forward contracts – inflows	(22,124,574)	(22,124,574)	-	-	-
Foreign currency forward contracts – outflows	22,170,245	22,170,245	-	-	-
	$123,653,473	14,445,249	68,465,403	33,892,568	6,850,253

	Contractual cash flows	2017.1.1~ 2017.12.31	2018.1.1~ 2019.12.31	2020.1.1~ 2021.12.31	2022 and thereafter
	(in thousands)
December 31, 2016
Non-derivative financial liabilities
Short-term borrowings	$526,723	526,723	-	-	-
Long-term borrowings (including current installments)	133,125,692	21,116,908	75,423,482	27,662,194	8,923,108
Refundable deposits	838,263	75,970	3,078	7,275	751,940
Derivative financial instruments
Foreign currency forward contracts – inflows	(37,819,838)	(37,819,838)	-	-	-
Foreign currency forward contracts – outflows	38,625,310	38,625,310	-	-	-
Interest rate swap contracts	3,446	3,446	-	-	-
	$135,299,596	22,528,519	75,426,560	27,669,469	9,675,048

The Company is not expecting that the cash flows included in the maturity analysis could occur significantly earlier or at significantly different amounts.

As at December 31, 2017, the Company’s total current assets exceeded its total current liabilities by $69,910,848 thousand. Management believes the Company’s existing unused credit facilities under its existing loan agreements, together with net cash flows expected to be generated from its operating activities, will be sufficient for the Company to fulfill its payment obligations over the next twelve months. Therefore, management believes that the Company does not have significant liquidity risk.

(3)	Market risk

Market risk is the risk that changes in market prices, such as foreign exchange rates, interest rates and equity prices, which will affect the Company’s income or the value of its holdings of financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable range, while optimizing the return.

The Company buys and sells derivatives, and also incurs financial liabilities, in order to manage market risks. All such transactions are executed in accordance with the Company’s handling procedures for conducting derivative transactions, and also monitored by internal audit department.

(i)	Currency risk

The Company is exposed to currency risk on foreign currency denominated financial assets and liabilities arising from operating, financing and investing activities such that the Company uses forward exchange contracts to hedge its currency risk. Gains and losses derived from the foreign currency fluctuations on underlying assets and liabilities are likely to offset. However, transactions of derivative financial instruments help minimize the impact of foreign currency fluctuations, but the risk cannot be fully eliminated.

The Company periodically examines portions exposed to currency risks for individual asset and liability denominated in foreign currency and uses forward contracts as hedging instruments to hedge positions exposed to risks. The contracts have maturity dates that do not exceed six months, and do not meet the criteria for hedge accounting.

A.	Exposure of currency risk

The Company’s significant exposure to foreign currency risk was as follows:

	Foreign currency amounts	Exchange rate	NTD
	(in thousands)		(in thousands)
December 31, 2017
Financial assets
Monetary items
USD	$2,084,406	29.840	62,198,675
JPY	10,228,194	0.2644	2,704,334
EUR	46,517	35.632	1,657,494
Non-monetary items
USD	3,300	29.840	98,472
RMB	19,426	4.5697	88,771

	Foreign currency amounts	Exchange rate	NTD
	(in thousands)		(in thousands)
Financial liabilities
Monetary items
USD	1,048,371	29.840	31,283,391
JPY	27,100,546	0.2644	7,165,384
EUR	418	35.632	14,894

December 31, 2016
Financial assets
Monetary items
USD	$2,287,148	32.312	73,902,326
JPY	20,236,416	0.2773	5,611,558
EUR	106,660	33.895	3,615,241
Non-monetary items
USD	3,000	32.312	96,936
RMB	20,758	4.6391	96,298

Financial liabilities
Monetary items
USD	1,099,799	32.312	35,536,705
JPY	26,820,343	0.2773	7,437,281
EUR	987	33.895	33,454

B.	Sensitivity analysis

The Company’s exposure to foreign currency risk arises from the translation of the foreign currency exchange gains and losses on cash and cash equivalents, trade receivables, loans and borrowings and trade payables that are denominated in foreign currency.

Depreciation or appreciation of the NTD by 1% against the USD, EUR and JPY at December 31, 2017 and 2016, while all other variables were remained constant, would have increased or decreased the net profit before tax for the years ended December 31, 2017 and 2016 as follows:

	For the years ended December 31,
	2017	2016
	(in thousands)
1% of depreciation	$280,968	401,217
1% of appreciation	(280,968)	(401,217)

C.	Foreign exchange gain (loss) on monetary items

With varieties of functional currencies within the consolidated entities of the Company, the Company disclosed foreign exchange gain (loss) on monetary items in aggregate. The aggregate of realized and unrealized foreign exchange gains (losses) for the years ended December 31, 2017, 2016 and 2015 were $(1,364,929) thousand, $770,325 thousand and $537,248 thousand, respectively.

(ii)	Interest rate risk

The Company’s exposure to changes in interest rates is mainly from floating-rate long-term debt obligations. Any change in interest rates will cause the effective interest rates of long-term borrowings to change and thus cause the future cash flows to fluctuate over time. The Company enters into and designates interest rate swaps as hedges of the variability in cash flows attributable to interest rate risk.

Assuming the amount of floating-rate debts at the end of the reporting period had been outstanding for the entire year and all other variables were remained constant, an increase or a decrease in the interest rate by 0.25% would have resulted in a decrease or an increase in the net profit before tax for the years ended December 31, 2017, 2016 and 2015 by $277,612 thousand, $307,464 thousand and $262,936 thousand, respectively.

(iii)	Equity price risk

See note 8 for disclosure of equity price risk analysis.